Schedule of Investments
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Common Stock — 124.1%
	Capital Goods — 7.1%
	Construction & Engineering — 2.0%
	Quanta Services, Inc.	52,300	$ 2,051,729
	Electrical Equipment — 5.1%
[a]	Vestas Wind Systems A/S	50,688	5,161,655
			7,213,384
	Consumer Durables & Apparel — 1.1%
	Household Durables — 1.1%
[b]	Mohawk Industries, Inc.	11,461	1,166,271
			1,166,271
	Consumer Services — 6.1%
	Hotels, Restaurants & Leisure — 6.1%
[a]	Starbucks Corp.	68,715	5,056,737
[a]	Wyndham Hotels & Resorts, Inc.	26,580	1,132,840
			6,189,577
	Diversified Financials — 9.5%
	Capital Markets — 2.8%
	Brookfield Asset Management, Inc., Class A	86,599	2,849,107
	Consumer Finance — 4.4%
[a]	Capital One Financial Corp.	32,133	2,011,205
[a]	Navient Corp.	191,766	1,348,115
	SBI Cards & Payment Services Ltd.	138,714	1,155,586
	Mortgage Real Estate Investment Trusts — 2.3%
[a]	PennyMac Mortgage Investment Trust	130,965	2,295,816
			9,659,829
	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
	Teekay LNG Partners L.P.	135,197	1,576,397
			1,576,397
	Food & Staples Retailing — 2.0%
	Food & Staples Retailing — 2.0%
[a,b]	US Foods Holding Corp.	102,645	2,024,159
			2,024,159
	Food, Beverage & Tobacco — 8.9%
	Food Products — 8.9%
[a,b]	Danone S.A.	60,063	4,154,116
[b]	Nomad Foods Ltd.	228,316	4,897,378
			9,051,494
	Health Care Equipment & Services — 9.2%
	Health Care Equipment & Supplies — 9.2%
[a]	Cooper Companies, Inc.	18,231	5,171,041
	Medtronic plc	45,100	4,135,670
			9,306,711
	Insurance — 2.2%
	Insurance — 2.2%
[a]	Assured Guaranty Ltd.	91,843	2,241,888
			2,241,888
	Materials — 7.1%
	Chemicals — 1.8%
[a]	Huntsman Corp.	101,784	1,829,058
	Containers & Packaging — 5.3%
[a,b]	Crown Holdings, Inc.	81,866	5,331,933
			7,160,991
	Media & Entertainment — 25.7%

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Entertainment — 9.6%
[a]	Activision Blizzard, Inc.	60,211	$ 4,570,015
[a,b]	Netflix, Inc.	5,732	2,608,289
[b]	Ubisoft Entertainment S.A.	31,216	2,574,224
	Interactive Media & Services — 11.6%
[b]	Alphabet, Inc., Class C	4,369	6,176,062
[a,b]	Facebook, Inc., Class A	24,500	5,563,215
	Media — 4.5%
[a]	Comcast Corp., Class A	117,838	4,593,325
			26,085,130
	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
	Biotechnology — 4.1%
[a]	AbbVie, Inc.	42,314	4,154,388
	Life Sciences Tools & Services — 7.3%
[a]	Thermo Fisher Scientific, Inc.	20,326	7,364,923
			11,519,311
	Retailing — 17.4%
	Internet & Direct Marketing Retail — 8.3%
[b]	Alibaba Group Holding Ltd. Sponsored ADR	15,795	3,406,982
[a,b]	Amazon.com, Inc.	1,810	4,993,464
	Multiline Retail — 4.9%
[a]	Dollarama, Inc.	149,056	4,958,286
	Specialty Retail — 4.2%
[a,b]	CarMax, Inc.	48,077	4,305,295
			17,664,027
	Software & Services — 8.2%
	Information Technology Services — 4.2%
[a]	Mastercard, Inc., Class A	14,558	4,304,800
	Software — 4.0%
[a,b]	PTC, Inc.	52,101	4,052,937
			8,357,737
	Technology Hardware & Equipment — 2.0%
	Technology Hardware, Storage & Peripherals — 2.0%
[a,b]	Pure Storage, Inc., Class A	118,449	2,052,721
			2,052,721
	Telecommunication Services — 4.6%
	Wireless Telecommunication Services — 4.6%
[a]	China Mobile Ltd.	689,711	4,654,137
			4,654,137
	Total Common Stock (Cost $106,078,795)		125,923,764
	Total Long-Term Investments — 124.1% (Cost $106,078,795)		125,923,764
	Short-Term Investments — 5.4%
[c]	Thornburg Capital Management Fund	552,639	5,526,388
	Total Short-Term Investments (Cost $5,526,388)		5,526,388
	Total Investments — 129.5% (Cost $111,605,183)		$131,450,152
	Liabilities Net of Other Assets — (29.5)%		(29,959,043)
	Common Stock Sold Short — (91.0)%
	Capital Goods — (11.2)%
	Electrical Equipment — (2.0)%
[b]	Generac Holdings, Inc.	(17,127)	(2,088,295)
	Machinery — (3.4)%
[b]	Proto Labs, Inc.	(19,800)	(2,226,906)
	Snap-on, Inc.	(8,735)	(1,209,885)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Trading Companies & Distributors — (5.8)%
	GATX Corp.	(46,639)	$ (2,844,046)
[b]	SiteOne Landscape Supply, Inc.	(26,639)	(3,036,047)
			(11,405,179)
	Commercial & Professional Services — (2.4)%
	Professional Services — (2.4)%
[b]	FTI Consulting, Inc.	(21,519)	(2,465,001)
			(2,465,001)
	Consumer Durables & Apparel — (4.2)%
	Leisure Products — (4.2)%
[b]	Peloton Interactive, Inc., Class A	(49,100)	(2,836,507)
[b]	YETI Holdings, Inc.	(34,486)	(1,473,587)
			(4,310,094)
	Consumer Services — (2.8)%
	Diversified Consumer Services — (1.6)%
[b]	Perdoceo Education Corp.	(100,198)	(1,596,154)
	Hotels, Restaurants & Leisure — (1.2)%
	Cracker Barrel Old Country Store, Inc.	(11,338)	(1,257,498)
			(2,853,652)
	Diversified Financials — (2.7)%
	Capital Markets — (2.7)%
	FactSet Research Systems, Inc.	(8,483)	(2,786,411)
			(2,786,411)
	Food, Beverage & Tobacco — (2.4)%
	Beverages — (2.4)%
[b]	Boston Beer Co., Inc., Class A	(4,550)	(2,441,757)
			(2,441,757)
	Health Care Equipment & Services — (4.2)%
	Health Care Equipment & Supplies — (2.3)%
	DiaSorin SpA	(11,883)	(2,274,933)
	Health Care Providers & Services — (1.9)%
	Patterson Cos, Inc.	(89,100)	(1,960,200)
			(4,235,133)
	Household & Personal Products — (3.7)%
	Household Products — (3.7)%
	Church & Dwight Co., Inc.	(15,135)	(1,169,936)
	Clorox Co.	(11,633)	(2,551,931)
			(3,721,867)
	Insurance — (3.0)%
	Insurance — (3.0)%
[b]	Trupanion, Inc.	(70,700)	(3,018,183)
			(3,018,183)
	Media & Entertainment — (10.4)%
	Entertainment — (5.6)%
[b]	Roku, Inc.	(24,093)	(2,807,558)
[b]	Tencent Music Entertainment Group ADR	(211,181)	(2,842,496)
	Media — (4.8)%
[b]	Discovery, Inc., Class A	(98,905)	(2,086,895)
	New York Times Co., Class A	(66,789)	(2,807,142)
			(10,544,091)
	Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
	Pharmaceuticals — (2.8)%
	Shionogi & Co. Ltd.	(44,663)	(2,792,084)
			(2,792,084)
	Real Estate — (5.5)%

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

	ISSUER-DESCRIPTION	SHARES	VALUE
	Equity Real Estate Investment Trusts — (2.7)%
	Extra Space Storage, Inc.	(29,305)	$ (2,706,903)
	Real Estate Management & Development — (2.8)%
[b]	Redfin Corp.	(68,996)	(2,891,622)
			(5,598,525)
	Retailing — (15.5)%
	Internet & Direct Marketing Retail — (8.0)%
[b]	Chewy, Inc., Class A	(60,529)	(2,705,041)
[b]	HelloFresh SE	(48,085)	(2,560,713)
	PetMed Express, Inc.	(78,552)	(2,799,593)
	Specialty Retail — (7.5)%
[b]	Carvana Co., Class A	(23,701)	(2,848,860)
	Rent-A-Center, Inc.	(114,527)	(3,186,141)
[b]	Sleep Number Corp.	(37,912)	(1,578,656)
			(15,679,004)
	Software & Services — (14.5)%
	Information Technology Services — (7.8)%
[b]	Afterpay Ltd.	(61,877)	(2,604,354)
	Paychex, Inc.	(31,138)	(2,358,704)
	Western Union Co.	(137,805)	(2,979,344)
	Software — (6.7)%
[b]	Alarm.com Holdings, Inc.	(43,632)	(2,827,790)
	Blackbaud, Inc.	(18,696)	(1,067,167)
[b]	Manhattan Associates, Inc.	(30,979)	(2,918,222)
			(14,755,581)
	Technology Hardware & Equipment — (2.1)%
	Electronic Equipment, Instruments & Components — (2.1)%
	Badger Meter, Inc.	(33,734)	(2,122,543)
			(2,122,543)
	Telecommunication Services — (3.6)%
	Diversified Telecommunication Services — (3.6)%
	AT&T, Inc.	(87,343)	(2,640,379)
	Cogent Communications Holdings, Inc.	(13,016)	(1,006,918)
			(3,647,297)
	Total Common Stock Sold Short (Proceeds $74,483,748)		(92,376,402)
	Exchange-Traded Funds Sold Short — (0.1)%
	Direxion Daily Emerging Markets Bear 3X	(919)	(24,041)
	Direxion Daily Energy Bear 3X	(535)	(26,483)
	Direxion Daily Financial Bear 3X	(720)	(12,751)
	Direxion Daily S&P 500 Bear 3X	(266)	(2,077)
	Direxion Daily Semiconductors Bear 3x	(6)	(32)
	Direxion Daily Small Cap Bear 3X	(51)	(1,081)
	ProShares UltraPro Short QQQ	(55)	(416)
	Total Exchange-Traded Funds Sold Short (Proceeds $3,979,655)		(66,881)
	Total Securities Sold Short (Proceeds $78,463,403)		$(92,443,283)
	Net Assets — 100.0%		$101,491,109

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2020, the value of securities pledged was $72,784,129. An additional $65,756,122 in cash has been segregated for collateral on securities sold short.
b	Non-income producing.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Long/Short Equity Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	June 30, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.